Quarterly Holdings Report
for
Fidelity Advisor® Value Strategies Fund
February 28, 2023
SO-NPRT1-0423
1.797930.119
Common Stocks - 97.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.8%
Cellnex Telecom SA (a)	336,900	12,640
Interactive Media & Services - 0.5%
Ziff Davis, Inc. (b)	97,800	7,724
Media - 1.0%
Interpublic Group of Companies, Inc.	274,000	9,738
Nexstar Broadcasting Group, Inc. Class A	35,800	6,655
		16,393
TOTAL COMMUNICATION SERVICES		36,757
CONSUMER DISCRETIONARY - 12.3%
Auto Components - 1.6%
Adient PLC (b)	362,500	15,486
Autoliv, Inc.	114,900	10,637
		26,123
Diversified Consumer Services - 0.8%
Adtalem Global Education, Inc. (b)	347,414	13,591
Hotels, Restaurants & Leisure - 1.0%
Bowlero Corp. Class A (b)	545,600	8,391
Red Rock Resorts, Inc.	176,900	7,725
		16,116
Household Durables - 1.7%
Mohawk Industries, Inc. (b)	87,200	8,969
Tempur Sealy International, Inc.	448,700	19,177
		28,146
Internet & Direct Marketing Retail - 0.8%
eBay, Inc.	282,600	12,971
Leisure Products - 0.5%
Mattel, Inc. (b)	432,300	7,777
Multiline Retail - 2.0%
Dollar Tree, Inc. (b)	106,400	15,458
Franchise Group, Inc.	273,900	7,617
Kohl's Corp.	195,900	5,493
Nordstrom, Inc.	231,100	4,502
		33,070
Specialty Retail - 3.4%
American Eagle Outfitters, Inc.	1,047,222	15,049
Lithia Motors, Inc. Class A (sub. vtg.) (c)	39,800	10,156
Sally Beauty Holdings, Inc. (b)	427,900	6,885
Upbound Group, Inc.	284,700	7,644
Victoria's Secret & Co. (b)	377,200	14,952
		54,686
Textiles, Apparel & Luxury Goods - 0.5%
Capri Holdings Ltd. (b)	176,100	8,729
TOTAL CONSUMER DISCRETIONARY		201,209
CONSUMER STAPLES - 3.4%
Beverages - 0.8%
Primo Water Corp.	839,700	12,999
Food & Staples Retailing - 1.3%
U.S. Foods Holding Corp. (b)	580,500	21,786
Food Products - 1.3%
Darling Ingredients, Inc. (b)	322,222	20,387
TOTAL CONSUMER STAPLES		55,172
ENERGY - 8.5%
Energy Equipment & Services - 2.2%
Expro Group Holdings NV (b)	764,100	17,368
Valaris Ltd. (b)	268,200	18,036
		35,404
Oil, Gas & Consumable Fuels - 6.3%
Antero Resources Corp. (b)	329,600	8,636
Canadian Natural Resources Ltd.	716,800	40,507
Hess Corp.	217,600	29,311
HF Sinclair Corp.	237,200	11,794
Tourmaline Oil Corp. (c)	319,000	13,980
		104,228
TOTAL ENERGY		139,632
FINANCIALS - 16.3%
Banks - 4.4%
East West Bancorp, Inc.	355,400	27,085
First Citizens Bancshares, Inc.	18,800	13,795
Popular, Inc.	166,300	11,874
Signature Bank	168,000	19,328
		72,082
Capital Markets - 3.1%
Ameriprise Financial, Inc.	72,800	24,961
LPL Financial	101,400	25,305
		50,266
Consumer Finance - 1.7%
OneMain Holdings, Inc.	306,700	13,216
PROG Holdings, Inc. (b)	47,452	1,173
SLM Corp.	972,384	13,983
		28,372
Diversified Financial Services - 1.4%
Apollo Global Management, Inc.	314,000	22,263
Insurance - 4.6%
American Financial Group, Inc.	121,000	16,227
Assurant, Inc.	133,000	16,943
First American Financial Corp.	203,100	11,532
Reinsurance Group of America, Inc.	60,033	8,673
The Travelers Companies, Inc.	119,000	22,029
		75,404
Thrifts & Mortgage Finance - 1.1%
Walker & Dunlop, Inc.	217,300	18,955
TOTAL FINANCIALS		267,342
HEALTH CARE - 5.1%
Health Care Providers & Services - 4.2%
AdaptHealth Corp. (b)	406,300	6,497
Centene Corp. (b)	352,500	24,111
Cigna Group	82,200	24,011
Tenet Healthcare Corp. (b)	238,200	13,942
		68,561
Pharmaceuticals - 0.9%
Jazz Pharmaceuticals PLC (b)	108,500	15,233
TOTAL HEALTH CARE		83,794
INDUSTRIALS - 17.5%
Air Freight & Logistics - 0.9%
FedEx Corp.	74,100	15,059
Building Products - 1.6%
Builders FirstSource, Inc. (b)	310,800	26,350
Commercial Services & Supplies - 0.9%
The Brink's Co.	235,100	15,340
Construction & Engineering - 4.4%
Fluor Corp. (b)(c)	527,500	19,343
Granite Construction, Inc.	330,400	14,273
MDU Resources Group, Inc.	551,700	17,572
Willscot Mobile Mini Holdings (b)	398,700	20,493
		71,681
Electrical Equipment - 2.1%
Regal Rexnord Corp.	131,800	20,777
Sensata Technologies, Inc. PLC	265,000	13,404
		34,181
Machinery - 3.0%
Allison Transmission Holdings, Inc.	277,200	13,167
Flowserve Corp.	551,800	19,142
Kennametal, Inc. (c)	596,400	16,896
		49,205
Professional Services - 1.0%
Manpower, Inc.	187,300	15,898
Road & Rail - 3.1%
RXO, Inc. (b)	464,300	9,551
TFI International, Inc. (Canada)	126,900	15,486
U-Haul Holding Co. (non-vtg.)	219,000	12,183
XPO, Inc. (b)	404,500	13,494
		50,714
Trading Companies & Distributors - 0.5%
Beacon Roofing Supply, Inc. (b)	119,500	7,768
TOTAL INDUSTRIALS		286,196
INFORMATION TECHNOLOGY - 5.8%
Communications Equipment - 0.9%
Lumentum Holdings, Inc. (b)	278,500	14,986
Electronic Equipment & Components - 2.5%
Flex Ltd. (b)	1,081,300	24,610
Vontier Corp.	612,300	16,024
		40,634
IT Services - 1.5%
Global Payments, Inc.	190,100	21,329
Unisys Corp. (b)	613,664	3,056
		24,385
Software - 0.9%
NCR Corp. (b)	614,200	15,681
TOTAL INFORMATION TECHNOLOGY		95,686
MATERIALS - 11.1%
Chemicals - 5.3%
Axalta Coating Systems Ltd. (b)	436,500	13,008
Celanese Corp. Class A	129,200	15,017
Methanex Corp. (c)	309,800	15,623
Olin Corp.	292,383	16,885
The Chemours Co. LLC	115,646	3,953
Tronox Holdings PLC	544,400	8,493
Westlake Corp. (c)	113,100	13,475
		86,454
Containers & Packaging - 2.4%
Crown Holdings, Inc.	165,954	14,357
O-I Glass, Inc. (b)	664,200	14,759
WestRock Co.	336,500	10,566
		39,682
Metals & Mining - 2.7%
Arconic Corp. (b)	732,700	19,373
Constellium NV (b)	865,600	13,841
Freeport-McMoRan, Inc.	273,700	11,213
		44,427
Paper & Forest Products - 0.7%
Louisiana-Pacific Corp. (c)	195,700	11,450
TOTAL MATERIALS		182,013
REAL ESTATE - 8.0%
Equity Real Estate Investment Trusts (REITs) - 6.3%
CubeSmart	520,000	24,435
Equity Lifestyle Properties, Inc.	236,800	16,223
Essex Property Trust, Inc.	70,700	16,124
Prologis (REIT), Inc.	140,137	17,293
Welltower, Inc.	405,500	30,056
		104,131
Real Estate Management & Development - 1.7%
Jones Lang LaSalle, Inc. (b)	156,500	27,303
WeWork, Inc. (b)(c)	287,834	334
		27,637
TOTAL REAL ESTATE		131,768
UTILITIES - 7.3%
Electric Utilities - 5.5%
Constellation Energy Corp.	278,000	20,819
Edison International	259,300	17,168
Entergy Corp.	156,300	16,079
PG&E Corp. (b)	1,743,300	27,230
Southern Co.	157,300	9,919
		91,215
Independent Power and Renewable Electricity Producers - 1.8%
The AES Corp.	768,900	18,976
Vistra Corp.	461,000	10,137
		29,113
TOTAL UTILITIES		120,328
TOTAL COMMON STOCKS (Cost $1,333,892)		1,599,897

Money Market Funds - 7.1%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.63% (d)	57,917,216	57,929
Fidelity Securities Lending Cash Central Fund 4.63% (d)(e)	57,954,480	57,960
TOTAL MONEY MARKET FUNDS (Cost $115,889)		115,889

TOTAL INVESTMENT IN SECURITIES - 104.7% (Cost $1,449,781)	1,715,786
NET OTHER ASSETS (LIABILITIES) - (4.7)%	(76,371)
NET ASSETS - 100.0%	1,639,415

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $12,640,000 or 0.8% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.63%	1,324	138,453	81,848	308	-	-	57,929	0.1%
Fidelity Securities Lending Cash Central Fund 4.63%	51,754	133,975	127,769	30	-	-	57,960	0.2%
Total	53,078	272,428	209,617	338	-	-	115,889

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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